Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	$ 330	$ 431	$ 335
U.S. Treasury Debt Securities [Member]
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	$ 330	$ 431	$ 335
Weighted average maturity period	1 year 3 months 18 days
Aggregate amortized cost basis of securities	$ 332